Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,350,000
Total Corporate Bonds (identified cost $3,276,522)		$ 2,350,000

Tax-Exempt Municipal Obligations — 150.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,200	$ 1,290,132
		$ 1,290,132
Education — 1.0%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$510	$ 485,337
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	400	381,520
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	458,327
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	233,038
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	505	487,896
		$ 2,046,118
Escrowed/Prerefunded — 43.2%
Clovis Unified School District, CA, (Election of 2012):
Prerefunded to 8/1/24, 0.00%, 8/1/28	$1,000	$ 803,240
Prerefunded to 8/1/24, 0.00%, 8/1/29	2,395	1,835,504
Prerefunded to 8/1/24, 0.00%, 8/1/30	2,575	1,879,261
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	2,500	2,529,350
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	573,664
Prerefunded to 8/1/24, 0.00%, 8/1/31	955	651,367
Hawaii:
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,400,000
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	185,000
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,415,000
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	$2,750	$ 2,856,370
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	606,468
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(2)	7,500	7,533,450
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/23, 4.00%, 4/1/29(2)	10,000	10,034,600
Portland Community College District, OR, Prerefunded to 6/15/23, 3.25%, 6/15/32(2)	10,250	10,251,025
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,141,950
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	904,387
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	8,459,964
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	10,065,500
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	165	167,972
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,036,520
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	5,783,717
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,158,711
Tempe Union High School District No. 213, AZ:
Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,222,512
Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,373,316
		$ 86,868,848
General Obligations — 24.2%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 2,979,180
5.00%, 12/1/27	500	494,495
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,430,255
0.00%, 6/15/29	1,000	748,820
Detroit, MI, 5.00%, 4/1/27	1,700	1,737,910
Illinois:
5.00%, 11/1/29	1,500	1,501,290
5.00%, 5/1/33	3,200	3,160,224
5.00%, 5/1/39	1,165	1,105,433
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,407,450
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,016,600
Puerto Rico, 5.625%, 7/1/29	2,000	2,014,880

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	$10,000	$ 10,068,700
Washington, 4.00%, 7/1/29(2)	10,000	10,042,700
		$ 48,707,937
Hospital — 13.6%
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$550	$ 550,930
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	10,022,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,757,554
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/29(1)	450	445,797
5.00%, 12/1/30(1)	1,000	987,210
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	987,078
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), Prerefunded to 5/15/23, 4.00%, 11/15/32(2)	10,000	10,039,300
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,508,070
		$ 27,298,439
Industrial Development Revenue — 11.8%
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	$750	$ 721,688
Iowa Finance Authority, (Iowa Fertilizer Co.), 4.00% to 12/1/32 (Put Date), 12/1/50	1,000	900,890
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,087,554
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	540	515,095
Series 2008-2, 4.00%, 6/1/30	3,000	2,861,640
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	1,000	953,530
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,325,650
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,337,371
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	2,813,250
(AMT), 5.00%, 1/1/31	1,025	1,011,829
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	$1,000	$ 976,250
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	855	812,532
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,846,280
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	98,954
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,447,575
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	2,000	1,941,240
		$ 23,651,328
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 496,205
(NPFG), 5.25%, 7/1/30	5,000	4,946,200
		$ 5,442,405
Insured - General Obligations — 3.3%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$ 258,213
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	2,986,000
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,072,620
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,241,820
		$ 6,558,653
Insured - Transportation — 4.5%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$ 826,021
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,332,804
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	6,964,678
		$ 9,123,503
Insured - Water and Sewer — 2.7%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$875	$ 699,204
(AGM), 0.00%, 10/1/29	1,225	856,936
(AGM), 0.00%, 10/1/30	1,045	681,330

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue: (continued)
(AGM), 0.00%, 10/1/33	$5,870	$ 3,127,242
		$ 5,364,712
Lease Revenue/Certificates of Participation — 2.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$ 1,003,920
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/28	3,000	3,117,480
		$ 4,121,400
Other Revenue — 1.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/31	$2,000	$ 2,074,660
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	700	722,645
		$ 2,797,305
Senior Living/Life Care — 8.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$ 220,183
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,376,374
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.25%, 5/15/28	250	247,513
Prerefunded to 5/15/23, 5.00%, 5/15/30	410	413,510
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	233,465
5.00%, 12/1/28	250	230,805
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	140,109
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	966,882
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	306,138
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,181,021
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,447,425
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,125,524
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	533,109
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	$750	$ 737,925
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,054,229
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	607,695
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	510,775
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,043,558
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	852,111
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	346,742
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	491,715
5.00%, 5/1/28	750	731,715
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,213,692
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	902,340
		$ 17,914,555
Special Tax Revenue — 12.9%
Bullhead, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 405,024
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	970	953,471
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	705	692,359
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	866,378
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,006,100
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	12,235,200
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	1,000	866,320
		$ 26,024,852
Student Loan — 2.0%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$ 3,041,580
New Jersey Higher Education Student Assistance Authority:
Series 2013-1A, (AMT), 4.00%, 12/1/28	360	350,726
Series 2015-1A, (AMT), 4.00%, 12/1/28	585	582,268
		$ 3,974,574

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 13.2%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$ 1,953,100
Grand Parkway Transportation Corp., TX:
4.95%, (0.00% until 10/1/23), 10/1/29	800	824,712
5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,547,805
5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,067,020
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,451,066
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), Prerefunded to 7/1/23, 0.00%, 7/1/28	1,240	888,634
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,306,722
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	675	695,507
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	3,931,120
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	1,991,860
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	9,000,200
		$ 26,657,746
Water and Sewer — 2.5%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$ 5,080,150
		$ 5,080,150
Total Tax-Exempt Municipal Obligations (identified cost $304,781,276)		$ 302,922,657

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.6%
Atlantic City, NJ, 7.00%, 3/1/28	$2,405	$ 2,480,325
Chicago, IL:
7.375%, 1/1/33	1,000	1,010,680
7.781%, 1/1/35	1,675	1,730,275
		$ 5,221,280
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.7%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 3,419,493
		$ 3,419,493
Total Taxable Municipal Obligations (identified cost $8,233,122)		$ 8,640,773
Total Investments — 156.0% (identified cost $316,290,920)		$ 313,913,430
Other Assets, Less Liabilities — (56.0)%		$(112,698,631)
Net Assets — 100.0%		$ 201,214,799
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $12,862,153 or 6.4% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At October 31, 2022, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	14.7%
California	11.8%
Texas	11.4%
Others, representing less than 10% individually	61.4%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 4.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,350,000	$ —	$ 2,350,000
Tax-Exempt Municipal Obligations	—	302,922,657	—	302,922,657
Taxable Municipal Obligations	—	8,640,773	—	8,640,773
Total Investments	$ —	$313,913,430	$ —	$313,913,430
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.